Debt (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of initial carrying amount

The table below summarizes the components used to determine the initial carrying amount of the Notes as of July 7, 2025 (in thousands):

Amount
Principal amount	$7,650
Less: original issue discount	(2,118)
Less: issuance costs	(139)
Add: fair value of derivative liabilities	298
Initial carrying amount of Notes at July 7, 2025	$5,691

Schedule of carrying amount notes

The carrying amount of the Notes as of September 30, 2025 is summarized below (in thousands):

Amount
Initial carrying amount	$5,691
Less: cash payments on convertible debt	(1,526)
Add: amortization of debt discount and issuance costs	287
Add: change in fair value of derivative liabilities	—
Carrying amount of Notes at September 30, 2025	$4,452

Schedule of short-term borrowings	Short-term borrowings
	As of September 30,
	2025	2024
Revolving line of credit	$—	$3,555
Bank indebtedness	—	160
Total	$—	$3,715

Schedule of term facilities

	September 30, 2025			September 30, 2024
	Amount	Rate	Maturity date	Amount	Rate	Maturity date
CWB Financial Limited	$—	—	N/A	$28,736	8.78%	September 2027
CWB Financial Limited	—	—	N/A	1,487	9.21%	October 2027
CWB Financial Limited	—	—	N/A	380	8.67%	November 2027
Total	$—			$30,603

Schedule of other borrowings

Other borrowings

	September 30, 2025			September 30, 2024
	Amount	Rate	Maturity date	Amount	Rate	Maturity date
CEBA loans	$—	—	N/A	$696	15.00%	December 2026
Macdonald DND Site Development LP	—	—	N/A	719	3.00%	September 2024
Meridian OneCap	—	—	N/A	31	6.00%	November 2027
Arbinder Sohi	—	—	N/A	222	12.00%	On demand
Total other borrowings	$—			$1,668
Long-term portion of other borrowings	—			696

Schedule of current and long-term portion of the term facilities

The following outlines the current and long-term portion of the term facilities during the year:

	As of September 30,
	2025	2024
Current portion of long-term borrowings	$—	$31,575
Long-term portion	—	696
Total	$—	$32,271